Pension Plans and Similar Obligations - Plan Asset Allocation (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension Plans and Similar Obligations
Total plan assets	€ 2,040	€ 1,833
Quoted in an Active Market
Pension Plans and Similar Obligations
Total plan assets	701	714
Equity investments	220	190
Corporate bonds	240	233
Insurance policies	10	59
Not Quoted in an Active Market
Pension Plans and Similar Obligations
Total plan assets	1,338	1,120
Equity investments	0	0
Corporate bonds	0	0
Insurance policies	€ 1,337	€ 1,120